Segments - Summary of Amortization Expense Recognized by Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Amortization expense	$ 1,813	$ 2,083	$ 5,429	$ 3,938	$ 5,948	$ 100
Wholesale
Segment Reporting Information [Line Items]
Amortization expense	636	620	1,868	1,038	1,657	0
Direct to Consumer
Segment Reporting Information [Line Items]
Amortization expense	798	1,400	2,407	2,832	3,579	100
Business to Business
Segment Reporting Information [Line Items]
Amortization expense	379	63	1,141	68	712	0
Corporate and Other
Segment Reporting Information [Line Items]
Amortization expense	$ 0	$ 0	$ 13	$ 0	$ 0	$ 0